Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 10,241	$ 5,171	$ 14,691
Severance costs	2,293	1,612	$ 0
Restructuring accrual	$ 2,530	$ 3,210